Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended					1 Months Ended				1 Months Ended					1 Months Ended	9 Months Ended
	Jul. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011	Nov. 25, 2009 Installment	Sep. 30, 2012 IPO	Sep. 30, 2012 Cost of Sales	Sep. 30, 2012 Sales and marketing	Sep. 30, 2012 Research and development	Sep. 30, 2012 General and Administrative Expense	Sep. 30, 2012 Interest and Other Income Expense	Apr. 30, 2009 Series C redeemable convertible preferred stock	Dec. 31, 2011 Series C redeemable convertible preferred stock	Jun. 30, 2011 Series C redeemable convertible preferred stock	Jun. 30, 2010 Series C redeemable convertible preferred stock	Apr. 30, 2009 Series C redeemable convertible preferred stock Note [Member]	Nov. 20, 2009 Series D convertible preferred stock	Dec. 31, 2011 Series D convertible preferred stock	Jun. 30, 2011 Series D convertible preferred stock	Jun. 30, 2010 Series D convertible preferred stock	Nov. 20, 2009 Series D convertible preferred stock Warrant	Sep. 30, 2012 Series A	Sep. 30, 2012 Series B	Sep. 30, 2012 Convertible preferred stock Minimum
Preferred Stock [Line Items]
Preferred Stock, Shares Issued		0	0	0		0								983,606	983,606	983,606	983,606		2,990,635	3,830,379	3,830,379	3,830,379
Price per share			$ 0.85											$ 6.10				$ 0.28	$ 17.27				$ 17.27
Gross proceeding				$ 51,245,000	$ 5,907,000									$ 6,000,000					$ 51,600,000
Settlement of related party promissory note for common shares																		7,868,848
Price of per common share																		$ 0.76
Compensation expense			30,800,000						700,000	2,000,000	3,600,000	24,500,000	300,000					3,800,000
Common stock repurchased and subsequently cancelled																			23,510,264				51,852
Number of share cancelled, held by founder																			16,480,000
Shares repurchased and subsequently cancelled from eligible stockholders held by founder price per share																			$ 2.16
Strike price of warrant																							$ 1.25
Gross proceeding to stockholders and warrant holders		15,000	1,960,000	20,814,000	2,213,000																		51,600,000
Maximum percentage of vested shares allowed to be sold by former employees																							100.00%
Minimum percentage of vested shares, Required to retain a for current employees																							30.00%
Outstanding shares of convertible preferred stock		0	0	0		0		10,462,877							983,606	983,606	983,606			3,830,379	3,830,379	3,830,379
Aggregate common stock								83,703,016
Holders of shares, entitled to receive dividends of cash in percentage			8.00%																					8.00%	8.00%
Dividends declared or paid		0	0	0		0
Number of Common Stock used for Preferred Stock			8
Issuance of common stock upon initial public offering, net of offering costs, value	$ 173,300,000		$ 169,799,000																							$ 50,000,000
Number of annual installments							3
Redemption term			P5Y